Schedule of Valuation of Financial Instruments at Fair Value on a Recurring Basis (Details) (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Notes payable, debt discounts	$ 53,442	$ 0	$ 412,673